Reverse Recapitalization (Details Narrative)		12 Months Ended
	Sep. 11, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Sep. 11, 2023 $ / shares shares	Dec. 31, 2022 shares	[1]	Dec. 31, 2021 shares	[1]
Share issued and outstanding			676,533,464
Warrants outstanding | ¥			¥ 1,512,000	¥ 3,032,000
Preferred shares outstanding			455,818,627			35,190,468,000		37,217,774
Convertible preferred shares			253,181,563
Ordinary shares issued and outstanding			253,181,563
Warrants outstanding			865,227
Payments of financing costs | ¥	¥ 5,000,000.0	¥ 4,953,000
Warrant [Member]
Preferred share converted into warrants			63,552
Common Class A [Member]
Share issued			375,193
Share issued and outstanding			4,716,245
Warrants outstanding | ¥			¥ 13,663,325
Common Class A [Member] | Mr Lei Zhang [Member]
Share issued			49,692,232
Common Class A [Member] | Prime Impact Cayman LLC [Member]
Share issued					634,228
Common Class A [Member] | World Dynamic Limited [Member]
Share issued					1,300,000
Common Class A [Member] | Goldrock Holdings Limited [Member]
Share issued					500,000
Sale of stock, price per share | $ / shares					$ 10.00
Common Class B [Member]
Share outstanding			4,341,052
Common Class B [Member] | Mr Lei Zhang [Member]
Share issued			18,596,504
Common Stock [Member]
Share issued			479,099,566

[1]	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).